Accrued Liabilities	12 Months Ended
Feb. 01, 2015
Text Block [Abstract]
Accrued Liabilities

Note 5: Accrued Liabilities

Accrued liabilities consist of the following as of:

	FEBRUARY 1, 2015	FEBRUARY 2, 2014
Compensation and benefits	$22,735	$14,459
Deferred amusement revenue	17,037	14,047
Rent	10,874	9,040
Amusement redemption liability	10,815	9,707
Deferred gift card revenue	6,162	4,709
Sales and use taxes	5,244	4,408
Property taxes	3,827	3,159
Current portion of long term insurance reserves	3,361	3,358
Customer deposits	2,086	2,241
Interest	185	4,214
Other	6,872	5,037

Total accrued liabilities	$89,198	$74,379